Equity - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Equity [abstract]
Weighted average exercise price | $ / shares	$ 29.04	$ 14.42
Dividend yield	0.69%	2.13%
Risk-free interest rate	0.75%	1.19%
Expected option life | yr	6.3	6.1
Expected volatility	40.00%	41.00%
Forfeiture rate	0.78%	1.16%